Investment Strategy	Apr. 24, 2026
RPAR Risk Parity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily by investing across a variety of asset classes, including exposure to global equity securities, U.S. Treasury securities, and commodities. The Adviser seeks to invest the Fund’s assets to achieve exposures similar to those of the Advanced Research Risk Parity Index (the “RPAR Index”), a rules-based index created by Advanced Research Investment Solutions, LLC (“ARIS”).

The RPAR Index

The RPAR Index allocates its exposure to the four asset classes described below using a “risk-parity” approach that seeks to achieve an equal balance between the risk associated with each asset class based on the long-term historic volatility exhibited by each asset class. This means that lower risk asset classes (such as U.S. Treasury Inflation Protected Securities (“TIPS”)) will generally have higher notional allocations than higher risk asset classes (such as global equities). The RPAR Index seeks long-term risk exposure and long-term target allocations across asset classes as follows:

Long-Term Target Risk Allocation	Long-Term Target Asset Allocation	Asset Class	Sub-Class
25%	35%	TIPS	Long-Term TIPS (15+ years)
25%	25%	Global Equities	U.S. Equities
			Non-U.S. Developed Markets Equities
			Emerging Markets Equities
25%	25%	Commodities	Commodity Producer Equities
			Gold
25%	15%*	U.S. Treasuries	U.S. Treasury Bills U.S. Treasury Futures

* This figure represents the RPAR Index’s allocation to U.S. Treasury bills which serve as collateral for the RPAR Index’s allocation to U.S. Treasury futures. Total notional exposure to the U.S. Treasuries asset class will exceed 15% due to the RPAR Index’s allocation to 10-year U.S. Treasury note futures and Ultra U.S. Treasury Bond futures.

The RPAR Index is rebalanced quarterly.

The Fund’s Investment Strategy

In seeking to obtain exposures comparable to those of the RPAR Index, the Fund may invest in a combination of (i) U.S. Treasury securities (including TIPS), (ii) U.S. Treasury futures contracts, (iii) ETFs that track a broad-based index of equity securities for one or more asset classes (or sub-classes), (iv) individual equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), representing an interest in foreign equity securities, and (v) other exchange-listed vehicles issuing equity securities (“ETVs”) (including ETFs, exchange-traded notes (“ETNs”) and exchange-listed trusts).

Asset Classes

TIPS are marketable securities whose principal is adjusted based on changes in the Consumer Price Index (“CPI”). With inflation (an increase in the CPI), the principal increases, and with deflation (a decrease in the CPI), the principal decreases. The relationship between TIPS and the CPI affects both the principal amount paid when a TIPS instrument matures and the amount of interest that a TIPS instrument pays semi-annually. When a TIPS instrument matures, the principal paid is the greater of the CPI-adjusted principal or the original principal. TIPS pay interest at a fixed rate. However, because the fixed rate is applied to the CPI-adjusted principal, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. The Fund may purchase TIPS of any maturity.

The Fund will invest directly in U.S. Treasury securities or directly or indirectly in futures contracts to gain long exposure to U.S. Treasury bonds.

The ETFs in which the Fund invests will typically be index-based ETFs that track a broad-based index that principally invests in equity securities of one or more asset classes set forth above (e.g., U.S. equities, non-U.S. developed market equities, emerging market equities, or gold as described below). Such ETFs will typically have net assets of at least $100 million and have aggregate volume over the last 90 days of at least 100,000 shares traded. The Fund may invest in ETFs to obtain exposure to the equity securities of commodity producers including in the energy (including clean energy), industrial metals, agriculture, mining and water sectors.

An ETV allows the Fund to indirectly obtain exposure to an underlying asset class such as futures contracts and commodities without directly trading futures or taking physical delivery of the underlying commodity. For example, the Fund may obtain exposure to gold by investing in an ETV that owns gold, rather than the Fund directly holding gold.

In addition to achieving exposure to the global equities asset class indirectly through ETFs, the Fund may also invest directly in equity securities. The equity securities that may comprise the Fund’s equity positions include, but are not limited to, U.S.-listed common and preferred stock of domestic and foreign companies, including those in developed and emerging markets, real estate investment trusts (“REITs”), ADRs and GDRs. Such securities may be issued by small-, mid-, or large-capitalization companies. ADRs trade on U.S. stock exchanges and GDRs trade on stock exchanges outside the U.S. Both ADRs and GDRs represent interests in securities issued by a foreign publicly listed company.

Under normal market conditions, the Adviser will typically buy or sell investments to reflect the quarterly rebalance of the RPAR Index, rather than based on an individual determination of which investments are most attractive at a given time.

UPAR Ultra Risk Parity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to replicate the returns of the Advanced Research Ultra Risk Parity Index (the “UPAR Index”). The UPAR Index is designed to provide leveraged exposure to the Advanced Research Risk Parity Index (the “RPAR Index”).

The Fund and the UPAR Index will utilize leverage in an effort to balance portfolio risk across four major asset classes – Global Equities, Commodities (through commodity producer equities and gold), U.S. Treasury Inflation Protected Securities (“TIPS”), and U.S. Treasuries. “Ultra” in the Fund’s name refers to the use of leverage to enhance returns. Through the use of leverage, the Fund targets an allocation that is 160% to 180% of net asset value. The use of leverage may magnify the effect of any decrease or increase in the value of the Fund’s portfolio holdings over time relative to a fund that does not utilize leverage.

The UPAR Index

The UPAR Index is designed to provide leveraged exposure to the RPAR Index by using an implied financing rate to target 1.4 times the asset class exposures of the RPAR Index at each quarterly rebalance. The RPAR Index allocates its exposure to four asset classes (Global Equities, Commodities (through commodity producer equities and gold), TIPS, and U.S. Treasuries) using a “risk parity” approach that seeks to balance risk to each asset class based on the long-term historic volatility exhibited by each asset class. This means that lower risk asset classes (such as TIPS) will generally have higher notional allocations than higher risk asset classes (such as global equities). At each quarterly rebalance, the allocation of the UPAR Index among each of the four asset classes will be 1.4 times the allocation of the same asset classes in the RPAR Index. The UPAR Index seeks to balance risk across the four asset classes described below. The UPAR Index is a leveraged index, meaning that the sum of the underlying asset class allocations will exceed 100%. The UPAR Index targets a total economic exposure to the four asset classes of 160% to 180% at each quarterly rebalance.

Asset Class	Sub-Class
Global Equities	U.S. Equities
Non-U.S. Developed Market Equities
Emerging Market Equities
Equity Index Futures
Commodities	Commodity Producer Equities
Gold
U.S. Treasuries	U.S. Treasury Bills
U.S. Treasury Futures
TIPS	Long-Term TIPS (15+ years)

The Fund’s Investment Strategy

The Fund will seek to replicate the returns of the UPAR Index by targeting the same exposure as the UPAR Index to the four primary asset classes identified above and adopting the same quarterly rebalancing schedule as the UPAR Index. As of the last quarterly rebalance of the UPAR Index on December 31, 2025, the target asset-class exposures in the UPAR Index (which are based on the asset-class exposures of the RPAR Index) were 48% to U.S. Treasury futures contracts, 48% to longer-maturity TIPS, 37% to a mix of commodity-producer equities and gold, and 35% to a mix of domestic, international and emerging-market equities, for a total economic exposure of 168%. By utilizing the same risk parity approach as the UPAR Index, the Fund expects to maintain an investment portfolio with asset class exposure that substantively matches the asset class exposure of the UPAR Index by investing in a combination of (i) U.S. Treasury securities (including TIPS), (ii) U.S. Treasury futures contracts, (iii) reverse repurchase agreements, (iv) ETFs that track a broad-based index of equity securities for one or more asset classes (or sub-classes), (v) individual equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), representing an interest in foreign equity securities, (vi) other exchange-listed vehicles issuing equity securities (“ETVs”) (including ETFs, exchange-traded notes (“ETNs”) and exchange-listed trusts), and (vii) equity index futures. The target asset class exposures of the UPAR Index are not expected to change as a function of market conditions.

In addition to investing directly in the asset classes noted above, the Fund may utilize reverse repurchase agreements to gain leveraged exposure to those asset classes.

Based on market conditions (principally the financing rates present in the market for reverse repurchase agreements), the Fund may seek sources of leverage through various means, including (but not limited to) equity index futures, U.S. treasury futures, and reverse repurchase agreements, to achieve the Fund’s target leverage.

The Adviser will seek to construct a portfolio of securities for the Fund that will provide investment results that are comparable to the UPAR Index. The Adviser expects the Fund to hold approximately 100 securities under normal market conditions.

Asset Classes

The Fund will invest in TIPS. TIPS are marketable securities whose principal is adjusted based on changes in the Consumer Price Index (“CPI”). With inflation (an increase in the CPI), the principal increases, and with deflation (a decrease in the CPI), the principal decreases. The relationship between TIPS and the CPI affects both the principal amount paid when a TIPS instrument matures and the amount of interest that a TIPS instrument pays semi-annually. When a TIPS instrument matures, the principal paid is the greater of the CPI-adjusted principal or the original principal. TIPS pay interest at a fixed rate. However, because the fixed rate is applied to the CPI-adjusted principal, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. The Fund may purchase TIPS of any maturity.

The Fund will invest directly in U.S. Treasury securities or directly or indirectly in futures contracts to gain long exposure to U.S. Treasury bonds.

The ETFs in which the Fund invests will typically be index-based ETFs that track a broad-based index that principally invests in equity securities of one or more asset classes set forth above (e.g., U.S. equities, non-U.S. developed market equities, emerging market equities, or a gold-focused index as described below). Such ETFs will typically have net assets of at least $100 million and have aggregate volume over the last 90 days of at least 100,000 shares traded. The Fund will also, specifically, invest in ETFs to obtain exposure to the equity securities of commodity producers including in the energy (including clean energy), industrial metals, agriculture, mining and water sectors.

The Fund’s investment in ETVs allows the Fund to indirectly obtain exposure to an underlying asset class, such as futures contracts and commodities, without directly trading futures or taking physical delivery of the underlying commodity. For example, the Fund may obtain exposure to gold by investing in an ETV that owns gold, rather than the Fund directly holding gold.

In addition to achieving exposure to the global equities asset class indirectly through ETFs, the Fund may also invest directly in equity securities. The equity securities that may comprise the Fund’s equity positions include, but are not limited to, U.S.-listed common stock of domestic and foreign companies, including those in developed and emerging markets, real estate investment trusts (“REITs”), ADRs and GDRs. Such securities may be issued by small-, mid-, or large-capitalization companies. ADRs trade on U.S. stock exchanges and GDRs trade on stock exchanges outside the U.S. Both ADRs and GDRs represent interests in securities issued by a foreign publicly listed company.

The Fund will invest in equity index futures. Equity index futures are derivatives instruments that give the Fund exposure to price movements on an underlying index. The Fund therefore can profit from the price movements of a basket of equities without trading the individual constituents. An index futures contract gives the Fund the ability to buy or sell an underlying listed financial instrument at a fixed price on a future date. Equity index futures are cash settled; that is, there is no delivery of the underlying asset at the end of the contract. If on expiry the price of the index is higher than the agreed-upon contract price, the buyer has made a profit, and the seller—the future writer—has suffered a loss. Should the opposite be true, the buyer suffers a loss, and the seller makes a profit.

Under normal market conditions, the Adviser will typically buy or sell investments to reflect the quarterly rebalance of the UPAR Index, rather than based on an individual determination of which investments are most attractive at a given time.